SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-32216) UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 65
and

REGISTRATION STATEMENT (NO. 811-05962) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 68

VANGUARD VARIABLE INSURANCE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective on April 30, 2013, pursuant to Rule
(b)(1)(iii) of rule 485. This Post-Effective Amendment is being made to extend the date of effectiveness for a previously filed Post-Effective Amendment (Post-Effective
Amendment No. 64).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 18th day of April, 2013.

VANGUARD VARIABLE INSURANCE FUNDS

BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	April 18, 2013
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	April 18, 2013
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	April 18, 2013
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	April 18, 2013
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	April 18, 2013
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	April 18, 2013
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	April 18, 2013
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	April 18, 2013
Scott C. Malpass
/s/ André F. Perold*	Trustee	April 18, 2013
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	April 18, 2013
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	April 18, 2013
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	April 18, 2013
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.